UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Pope Family of Funds
(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 805 Memphis, TN 38137
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road Building A, 2nd Floor
Willow Grove, PA     19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:   901.763.4001

Date of fiscal year end:   04/30/07

Date of reporting period:   07/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2006

COMMON STOCK - (95.16%)	Shares	Value

AIRLINES - (1.08%)
China Southern Airlines Co., Ltd. - ADR *	10,000	113,500

AUTOMOBILE PARTS & EQUIPMENT - (0.05%)
China Yuchai International, Ltd. *	1,000	4,880

BIOTECHNOLOGY - (4.54%)
China-Biotics, Inc. * F	36,900	171,585
Eternal Technologies Group, Inc. *	200,000	83,020
Sinovac Biotech, Ltd. *	110,000	224,400
		479,005

CHEMICALS - (3.66%)
China Agritech, Inc. *	50,000	142,500
Sinopec Shanghai Petrochemical Co., Ltd. - ADR	5,000	243,050
		385,550

COMPUTERS & COMPUTER SERVICES - (3.03%)
Comtech Group, Inc. *	10,000	105,800
PacificNet, Inc. *	35,000	213,150
		318,950

DIVERSIFIED MANUFACTURING - (2.56%)
Deswell Industries, Inc.	30,000	269,700

E-COMMERCE/SERVICES - (2.74%)
Ctrip.com International, Ltd. - ADR	2,000	101,230
Sun New Media, Inc. *	50,000	187,500
		288,730

ELECTRICAL COMPONENTS & EQUIPMENT - (3.28%)
Fushi International, Inc. * F	53,124	345,306

ELECTRONICS - (4.72%)
China Security & Surveillance Technology, Inc. * F	100,000	350,000
International DisplayWorks, Inc. *	13,039	62,066
NAM TAI Electronics, Inc.	5,000	85,550
		497,616

ENERGY-ALTERNATE SOURCES - (1.48%)
Suntech Power Holdings Co., Ltd. - ADR *	6,000	155,580

FOOD - (0.84%)
American Dairy, Inc. *	6,950	88,960

HEALTHCARE-PRODUCTS - (3.12%)
China Medical Technologies, Inc. - ADR *	15,000	328,800

INSURANCE - (1.28%)
China Life Insurance Co., Ltd. - ADR	2,000	135,100

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2006

COMMON STOCK - (95.16%) (continued)	Shares	Value

INTERNET CONTENT ENTERTAINMENT - (1.66%)
Shanda Interactive Entertainment, Ltd. - ADR *	4,000	60,280
Tom Online, Inc. - ADR *	10,000	115,000
		175,280

MINING - (5.77%)
Aluminum Corp. of China, Ltd. - ADR	2,000	134,580
Puda Coal, Inc. *	24,000	83,520
Yanzhou Coal Mining Co., Ltd. - ADR	11,000	389,950
		608,050

OIL & GAS - (7.89%)
China Petroleum & Chemical Corp. - ADR	5,000	$287,600
CNOOC, Ltd. - ADR	5,000	429,300
PetroChina Co., Ltd. - ADR	1,000	114,400
		831,300

PHARMACEUTICALS - (2.07%)
Tiens Biotech Group USA, Inc. *	54,200	217,884

SEMICONDUCTORS - (2.89%)
Actions Semiconductor Co., Ltd. - ADR *	40,000	304,400

SOFTWARE - (8.95%)
Radica Games, Ltd.	40,000	453,600
The9, Ltd. - ADR *	20,000	489,400
		943,000

TELECOMMUNICATIONS - (27.56%)
China GrenTech Corp., Ltd. - ADR *	10,000	111,000
China Mobile, Ltd. - ADR	20,000	646,600
China Netcom Group Corp. (Hong Kong), Ltd. - ADR	10,000	367,900
China Techfaith Wireless Communication Technology, Ltd. - ADR *	10,000	101,600
China Telecom Corp., Ltd. - ADR	10,000	329,100
China Unicom, Ltd. - ADR	20,000	181,600
Hurray! Holding Co., Ltd. - ADR *	70,000	352,800
KongZhong Corp. - ADR *	20,000	125,800
Linktone, Ltd. - ADR *	70,000	283,500
Qiao Xing Universal Telephone, Inc. *	35,000	364,700
Telestone Technologies Corp. *	10,000	40,000
		2,904,600

TRANSPORTATION - (1.90%)
Guangshen Railway Co., Ltd. - ADR	10,000	200,700

UTILITIES - (2.48%)
Huaneng Power International, Inc. - ADR	10,000	260,900

WEB PORTALS/ISP - (1.61%)
Sina Corp. *	3,000	64,080
Sohu.com, Inc. *	5,000	105,500
		169,580

TOTAL COMMON STOCK (Cost $10,710,995)		10,027,371

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2006

	Shares	Value
WARRANTS - (0.71%)
Fushi International, Inc. Warrants (Cost $0) * F	26,562	75,171

SHORT-TERM INVESTMENTS - (3.20%)
AIM Liquid Assets Portfolio Institutional Class, 5.23% ** (Cost $337,175)	337,175	337,175

TOTAL INVESTMENTS (Cost $11,048,170) - 99.07%		$10,439,717
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.93%		97,637
NET ASSETS - 100%		$10,537,354

*	Non-income producing security.
**	Rate shown represents the rate at July 31, 2006, is subject to change and resets daily.
ADR	American Depositary Receipt
F
These securities were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at July 31, 2006 is $942,062, which represents 8.94% of total net assets. Sales of shares of these securities are restricted until certain regulatory filings are approved.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pope Family of Funds

By: /s/
Name: Stephen L. Parr
Title: Principal Executive Officer
Date: September 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/
Name: Stephen L. Parr
Title: Principal Executive Officer
Date: September 18, 2006

By: /s/
Name: Casey McCandless
Title: Principal Financial Officer
Date: September 18, 2006